Decommissioning obligations	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Decommissioning obligations
17.	Decommissioning obligations

	Year Ended December 31,

	2021	2020

Opening carrying amount	$133,964	$104,238

Changes in estimates	13,888	26,529

Accretion of present value discount	5,810	3,197

	$153,662	$133,964
All decommissioning obligations relate to Oyu Tolgoi. Reclamation and closure costs have been estimated based on the Company’s interpretation of current regulatory requirements and other commitments made to stakeholders
,
and are measured as the net present value of estimated future cash expenditures upon reclamation and closure.
Estimated future cash expenditures of $349.7 million (2020 - $227.8 million), before discounting, have been discounted from anticipated closure dates that range from
 2070 to
 2101 (2020 – anticipated closure date 2055) to their present value at a real rate of 1.5% (December 31, 2020 – 1.5%).